UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-21656

          BlackRock Global Energy and Resources Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Global Energy and Resources Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock Global Energy and Resources Trust (BGR)

Shares		Description	Value

		LONG-TERM INVESTMENTS—95.0%
		Common Stocks—95.0%
		Australia—1.0%
234,300		BHP Billiton Ltd. (ADR)	$9,243,135

		Bermuda—3.0%
800,000		Aries Maritime Transport Ltd.	10,400,000
78,100	[1]	Nabors Industries Ltd.	6,345,625
606,000		Ship Finance International Ltd.	11,065,560

		Total Bermuda	27,811,185

		Brazil—0.8%
82,500		Petroleo Brasileiro SA (ADR)	7,796,250

		Canada—25.5%
451,400		AltaGas Income Trust	11,956,225
32,336	[1]	AltaGas Utility Group, Inc.	258,336
605,800		ARC Energy Trust	14,418,364
459,200		Baytex Energy Trust	7,978,199
282,800		Bonavista Energy Trust	9,620,736
121,600		Canadian Natural Resources Ltd.	7,539,200
309,800	[1]	Compton Petroleum Corp.	5,121,403
1,125,000		Duke Energy Income Fund	11,802,599
646,900		Fairborne Energy Ltd.	9,069,833
215,417	[1]	Fairquest Energy Ltd.	1,626,431
450,300		Focus Energy Trust	9,887,189
205,800		Fording Canadian Coal Trust	8,400,756
234,040		Harvest Energy Trust	7,645,519
134,700		Husky Energy, Inc.	8,455,336
780,300		Keyera Facilities Income Fund	16,509,574
349,400		Paramount Energy Trust	6,748,431
265,500		Pembina Pipeline Income Fund	3,871,608
481,400		Penn West Energy Trust	17,682,960
204,200		Precision Drilling Corp.	6,846,826
111,054		PrimeWest Energy Trust	3,608,144
869,400		Progress Energy Trust	13,624,327
199,800	[1]	Savanna Energy Services	5,446,460
163,900		Talisman Energy, Inc.	9,986,427
241,200	[1]	Trican Well Service Ltd.	12,751,911
560,800		Trinidad Energy Services Income Trust	9,403,696
399,900		Vermilion Energy Trust	10,795,773
258,500		Zargon Energy Trust	6,869,580

		Total Canada	237,925,843

		Cayman Islands—0.6%
87,100		GlobalSantaFe Corp.	5,317,455

		Denmark—0.6%
600		AP Moller - Maersk A/S	5,977,973

		France—1.1%
47,892		Technip SA	3,253,169
52,000		Total SA (ADR)	7,193,160

		Total France	10,446,329

		Italy—0.6%
267,500		Saipem SpA	5,327,636

		Luxembourg—1.3%
82,400	[1]	Stolt Offshore SA	1,040,436
145,000	[1]	Stolt Offshore SA (ADR)	1,842,950
54,869		Tenaris SA (ADR)	8,913,469

		Total Luxembourg	11,796,855

		Netherlands—1.1%
81,800	[1]	Core Laboratories NV	3,646,644

BlackRock Global Energy and Resources Trust (BGR) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		Netherlands—(cont’d)
62,200		SBM Offshore NV	$6,307,374

		Total Netherlands	9,954,018

		Norway—1.8%
33,600		Norsk Hydro ASA	4,123,861
453,400		Statoil ASA (ADR)	12,554,646

		Total Norway	16,678,507

		United Kingdom—1.2%
730,273		BG Group PLC	8,249,691
46,279	[2]	BP PLC (ADR)	3,346,434

		Total United Kingdom	11,596,125

		United States—56.4%
43,900	[2]	Amerada Hess Corp.	6,795,720
221,600	[2]	Arch Coal, Inc.	19,217,152
217,900	[2]	Atmos Energy Corp.	5,726,412
321,900		Chesapeake Energy Corp.	11,279,376
66,006	[1,3]	CNX Gas Corp.	1,590,600
309,600		Consol Energy, Inc.	22,569,840
99,700	[2]	Diamond Offshore Drilling, Inc.	8,461,539
80,300	[2]	Dominion Resources, Inc.	6,065,059
725,000		Double Hull Tankers, Inc.	9,874,500
368,900		EL Paso Corp.	4,965,394
176,900		EnCana Corp.	8,820,234
664,500		Energy Transfer Partners LP	25,237,710
190,500		Enerplus Resources Fund	10,135,025
114,800		ENSCO International, Inc.	5,868,576
687,505		Enterprise Products Partners LP	17,373,252
319,600		EOG Resources, Inc.	27,018,984
72,400		Exxon Mobil Corp.	4,543,100
141,300	[1]	Grant Prideco, Inc.	7,077,717
181,900	[1]	Hercules Offshore, Inc.	6,513,839
186,800		ITC Holdings Corp.	5,080,960
88,400		Kerr-McGee Corp.	9,758,476
518,096	[1]	Kinder Morgan Management LLC	23,495,675
786,600	[2]	Magellan Midstream Partners LP	25,399,314
401,800		Massey Energy Co.	16,574,250
128,500	[1]	McDermott International, Inc.	6,682,000
150,058	[1]	National-Oilwell Varco, Inc.	11,414,912
350,485		Natural Resource Partners LP	18,919,180
202,300	[1]	Newfield Exploration Co.	10,600,520
90,800		Noble Corp.	7,303,952
204,300		Noble Energy, Inc.	9,455,004
179,400		Northern Border Partners LP	7,992,270
168,100		Patterson-UTI Energy, Inc.	6,323,922
233,300		Peabody Energy Corp.	23,215,683
332,500		Penn Virginia Resource Partner	20,482,000
60,000		PG&E Corp.	2,238,600
565,300		Plains All American Pipeline LP	24,132,657
87,000		Questar Corp.	7,088,760
32,100		Schlumberger Ltd.	4,091,145
101,300		Suncor Energy, Inc.	8,116,156
389,900		TEPPCO Partners LP	14,445,795
232,900	[1]	Transocean, Inc.	18,899,835
343,300		Valero LP	17,590,692
270,824	[1]	Weatherford International Ltd.	12,127,499

BlackRock Global Energy and Resources Trust (BGR) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		United States—(cont’d)
270,100		Williams Cos., Inc.	$ 6,439,184

		Total United States	527,002,470

		Total Common Stocks (cost $680,479,937)	886,873,781

		SHORT-TERM INVESTMENTS—5.2%
		Money Market Fund—0.1%
1,515,550		Fidelity Institutional Money Market Prime Portfolio	1,515,550

Principal
Amount

		U.S. Government and Agency Zero Coupon Bond—5.1%
$48,000,000	[4]	Federal Home Loan Bank, 4.34%, 02/01/06	48,000,000

		Total Short-Term Investments (cost $49,515,550)	49,515,550

Contracts

		OUTSTANDING CALL OPTION PURCHASED—0.0%
100		Tenaris SA, strike price $160, expires 03/18/06 (cost $119,370)	134,000

		Total investments before outstanding options written—100.3% (cost $730,114,8575)	936,523,331

		OUTSTANDING OPTIONS WRITTEN—(1.1)%
		OUTSTANDING CALL OPTIONS WRITTEN—(1.1)%
(175)		Amerada Hess Corp., strike price $145, expires 02/18/06	(197,750)
(175)		Amerada Hess Corp., strike price $150, expires 02/18/06	(133,000)
(375)		Arch Coal, Inc., strike price $85, expires 2/18/06	(142,500)
(375)		Arch Coal, Inc., strike price $85, expires 04/22/06	(288,750)
(150)		BG Group PLC, strike price 6 GBP, expires 03/17/06	(134,760)
(150)		BG Group PLC, strike price 6.50 GBP, expires 03/17/06	(56,706)
(500)		BHP Billiton Ltd., strike price $35, expires 02/18/06	(245,000)
(200)		BHP Billiton Ltd., strike price $40, expires 02/18/06	(19,000)
(471)		BHP Billiton Ltd., strike price $40, expires 03/18/06	(68,295)
(450)		BP PLC, strike price $70, expires 2/18/06	(137,250)
(150)		Canadian Natural Resources Ltd., strike price $55, expires 02/18/06	(111,000)
(308)		Canadian Natural Resources Ltd., strike price $60, expires 03/18/06	(132,440)
(250)		Chesapeake Energy Corp., strike price $35, expires 02/18/06	(31,250)
(75,000)		Chesapeake Energy Corp., strike price $36.08, expires 03/17/06	(130,650)
(250)		Chesapeake Energy Corp., strike price $40, expires 04/22/06	(22,500)
(250)		Consol Energy, Inc., strike price $75, expires 04/22/06	(110,000)
(250)		Consol Energy, Inc., strike price $72.50, expires 02/10/06	(49,000)
(226)		Consol Energy, Inc., strike price $75, expires 03/18/06	(63,280)
(250)		Consol Energy, Inc., strike price $80, expires 04/22/06	(63,125)
(26,000)		Core Laboratories NV, strike price $43.65, expires 03/31/06	(73,481)
(25,000)		Core Laboratories NV, strike price $46.16, expires 03/31/06	(36,250)
(111)		Diamond Offshore Drilling, Inc., strike price $80, expires 02/18/06	(54,390)
(260)		Diamond Offshore Drilling, Inc., strike price $85, expires 03/18/06	(104,000)
(200)		Dominion Resources, Inc., strike price $85, expires 04/22/06	(4,000)
(425)		Dominion Resources, Inc., strike price $85, expires 07/22/06	(34,000)
(400)		El Paso Corp., strike price $14, expires 04/22/06	(24,000)
(400)		EnCana Corp., strike price $50, expires 02/18/06	(63,000)
(350)		ENSCO International, Inc., strike price $50, expires 02/18/06	(91,000)
(500)		EOG Resources, Inc., strike price $85, expires 02/18/06	(160,000)
(300)		EOG Resources, Inc., strike price $85, expires 04/22/06	(195,000)
(200)		EOG Resources, Inc., strike price $90, expires 02/18/06	(23,000)
(500)		Exxon Mobil Corp., strike price $62.50, expires 02/18/06	(72,500)
(200)		Fording Canadian Coal Trust, strike price $40, expires 02/18/06	(42,000)
(395)		Fording Canadian Coal Trust, strike price $41.63, expires 03/18/06	(79,100)
(254)		GlobalSantaFe Corp., strike price $60, expires 03/18/06	(76,200)
(400)		Grant Prideco, Inc., strike price $47.50, expires 02/10/06	(118,800)
(100)		Grant Prideco, Inc., strike price $50, expires 02/18/06	(20,600)
(150)		Husky Energy, Inc., strike price 66 CAD, expires 02/18/06	(73,416)
(250)		Husky Energy, Inc., strike price 68 CAD, expires 03/18/06	(112,484)
(100)		Kerr-McGee Corp., strike price $100, expires 02/18/06	(109,000)
(174)		Kerr-McGee Corp., strike price $105, expires 03/18/06	(140,940)
(250)		Massey Energy Co., strike price $40, expires 02/18/06	(52,500)

BlackRock Global Energy and Resources Trust (BGR) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(750)	Massey Energy Co., strike price $45, expires 04/22/06	$(123,750)
(250)	Massey Energy Co., strike price $50, expires 04/22/06	(13,750)
(204)	McDermott International, Inc., strike price $50, expires 03/18/06	(85,680)
(250)	McDermott International, Inc., strike price $55, expires 05/20/06	(96,250)
(100)	Nabors Industries Ltd., strike price $80, expires 02/18/06	(37,000)
(200)	Nabors Industries Ltd., strike price $80, expires 03/18/06	(104,000)
(350)	National-Oilwell Varco, Inc., strike price $70, expires 02/18/06	(238,000)
(150)	National-Oilwell Varco, Inc., strike price $70, expires 05/20/06	(157,500)
(150)	National-Oilwell Varco, Inc., strike price $75, expires 02/18/06	(51,000)
(96)	National-Oilwell Varco, Inc., strike price $75, expires 03/18/06	(55,680)
(200)	Newfield Exploration Co., strike price $55, expires 02/18/06	(15,500)
(250)	Newfield Exploration Co., strike price $55, expires 03/18/06	(47,500)
(200)	Noble Corp., strike price $80, expires 02/18/06	(60,000)
(100)	Noble Corp., strike price $85, expires 03/18/06	(27,000)
(181)	Noble Energy, Inc., strike price $45, expires 03/18/06	(57,920)
(400)	Noble Energy, Inc., strike price $47.50, expires 02/18/06	(36,000)
(8,400)	Norsk Hydro ASA, strike price 832.30 NOK, expires 03/24/06	(35,514)
(250)	Patterson-UTI Energy, Inc., strike price $37.50, expires 02/18/06	(30,000)
(233)	Patterson-UTI Energy, Inc., strike price $37.50, expires 03/18/06	(53,590)
(910)	Peabody Energy Corp., strike price $40, expires 03/18/06	(1,847,300)
(250)	Peabody Energy Corp., strike price $80, expires 02/18/06	(457,500)
(100)	Petroleo Brasileiro SA, strike price $80, expires 2/18/06	(118,000)
(162)	Petroleo Brasileiro SA, strike price $85, expires 03/18/06	(183,060)
(600)	PG&E Corp., strike price $40, expires 03/18/06	(6,000)
(200)	Precision Drilling Corp., strike price $35, expires 02/18/06	(6,000)
(200)	Precision Drilling Corp., strike price $35, expires 03/18/06	(56,000)
(250)	Questar Corp., strike price $90, expires 02/18/06	(3,125)
(100)	Questar Corp., strike price $90, expires 04/22/06	(14,250)
(50,000)	Savanna Energy Services, strike price 32.66 CAD, expires 03/31/06	(72,912)
(225)	SBM Offshore NV, strike price 72 EUR, expires 02/17/06	(316,472)
(100)	Schlumberger Ltd., strike price $100, expires 02/18/06	(276,000)
(100,000)	Statoil ASA, strike price 165 NOK, expires 02/16/06	(277,458)
(250)	Stolt Offshore SA, strike price $12.50, expires 02/18/06	(17,500)
(125)	Stolt Offshore SA, strike price $12.50, expires 05/20/06	(25,000)
(250)	Stolt Offshore SA, strike price $15, expires 05/20/06	(18,125)
(200)	Suncor Energy, Inc., strike price $70, expires 03/18/06	(230,000)
(164)	Suncor Energy, Inc., strike price $75, expires 03/18/06	(124,640)
(250)	Talisman Energy, Inc., strike price $60, expires 02/18/06	(66,250)
(200)	Talisman Energy, Inc., strike price $65, expires 02/18/06	(12,000)
(200)	Tenaris SA, strike price $170, expires 03/18/06	(120,000)
(100)	Total SA, strike price $140, expires 02/18/06	(19,500)
(200)	Total SA, strike price $145, expires 05/20/06	(76,000)
(450)	Transocean, Inc., strike price $75, expires 02/18/06	(315,000)
(300)	Transocean, Inc., strike price $85, expires 03/18/06	(84,000)
(500)	Weatherford International Ltd., strike price $37.50, expires 02/18/06	(375,000)
(250)	Weatherford International Ltd., strike price $40, expires 02/18/06	(132,500)
(218)	Weatherford International Ltd., strike price $45, expires 03/18/06	(50,140)
(750)	Williams Cos., Inc., strike price $25, expires 02/18/06	(22,500)

	Total Outstanding Call Options Written (premium received $5,608,727)	(10,543,783)

	OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(100)	Amerada Hess Corp., strike price $135, expires 02/18/06	(3,000)
(180)	Arch Coal, Inc., strike price $80, expires 02/18/06	(18,000)
(150)	Canadian Natural Resources Ltd., strike price $50, expires 03/18/06	(6,750)
(200)	Chesapeake Energy Corp., strike price $30, expires 02/18/06	(2,000)
(100)	Diamond Offshore Drilling, Inc., strike price $70, expires 02/18/06	(2,000)
(100)	Dominion Resources, Inc., strike price $75, expires 02/18/06	(8,500)
(100)	EnCana Corp., strike price $40, expires 03/18/06	(2,000)
(200)	ENSCO International, Inc., strike price $45, expires 03/18/06	(19,500)
(200)	Exxon Mobil Corp., strike price $57.50, expires 02/18/06	(2,000)
(200)	GlobalSantaFe Corp., strike price $50, expires 02/18/06	(3,000)
(250)	Grant Prideco, Inc., strike price $45, expires 02/18/06	(10,000)
(100)	Husky Energy, Inc., strike price 64 CAD, expires 02/18/06	(64,747)
(100)	Kerr-McGee Corp., strike price $95, expires 02/18/06	(500)

BlackRock Global Energy and Resources Trust (BGR) (continued)

Contracts	Description	Value

	OUTSTANDING PUT OPTIONS WRITTEN—(cont’d)
(250)	Massey Energy Co., strike price $35, expires 02/18/06	$(1,875)
(500)	Massey Energy Co., strike price $35, expires 03/18/06	(22,500)
(300)	Nabors Industries Ltd., strike price $75, expires 02/18/06	(16,500)
(150)	National-Oilwell Varco, Inc., strike price $65, expires 02/18/06	(3,750)
(250)	Newfield Exploration Co., strike price $45, expires 03/18/06	(13,125)
(375)	Newmont Mining Corp., strike price $52.50, expires 02/18/06	(3,750)
(250)	Newmont Mining Corp., strike price $52.50, expires 03/18/06	(13,750)
(375)	Newmont Mining Corp., strike price $55, expires 2/18/06	(9,375)
(100)	Noble Corp., strike price $72.50, expires 02/18/06	(4,500)
(100)	Patterson-UTI Energy, Inc., strike price $32.50, expires 03/18/06	(5,250)
(100)	Petroleo Brasileiro SA, strike price $75, expires 02/18/06	(1,750)
(100)	Questar Corp., strike price $75, expires 02/18/06	(4,000)
(100)	Schlumberger Ltd., strike price $110, expires 02/18/06	(2,500)
(100)	Suncor Energy, Inc., strike price $70, expires 02/18/06	(3,500)
(100)	Talisman Energy, Inc., strike price $55, expires 02/18/06	(2,750)
(250)	Williams Cos., Inc., strike price $22.50, expires 02/18/06	(5,000)
(100)	Williams Cos., Inc., strike price $22.50, expires 03/18/06	(7,500)

	Total Outstanding Put Options Written (premium received $562,672)	(263,372)

	Total outstanding options written (premium received $6,171,399)	(10,807,155)

	Total investments net of outstanding options written—99.1%	$925,716,176
	Other assets in excess of liabilities—0.9%	8,113,696

	Net Assets—100.0%	$933,829,872

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Illiquid security. As of January 31, 2006, the Trust held 0.2% of net assets, with a current market value of $1,590,600.
[4]	Rate shown is the yield to maturity as of January 31, 2006.
[5]	Cost for Federal income tax purposes is $735,231,151. The net unrealized appreciaton on a tax basis is $201,292,180, consisting of $210,929,087 gross unrealized appreciation and $9,636,907 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR CAD EUR GBP NOK	— American Depositary Receipts — Canadian Dollar — Euro — British Pound — Norwegian Kroner

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock Global Energy and Resources Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006